UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	           Place,           and Date of Signing:
/s/Peter K. Seldin	New York, NY	July 29, 2011


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Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		14
Form 13F Information Table Value Total:   $120,830
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Centennial Energy Partners V, L.P.



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FORM 13F INFORMATION TABLE


COLUMN 1         COLUMN 2    COLUMN 3        COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7        COLUMN 8
                 TITLE OF                     VALUE       SHARES       INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER   CLASS       CUSIP           (X $1000)    PRN/AMT      DISCRETION    MANAGERS    SOLE      SHARED

ATP OIL & GAS          COM    00208J108        19239       1,256,645   SHARED-DEFINED  1,2       1,256,645     0
ATP OIL & GAS          COM    00208J108         8431         550,677   SHARED-DEFINED  1,3         550,677     0
ATP OIL & GAS          COM    00208J108         2756         180,000   SHARED-DEFINED              180,000     0
BPZ RESOURCES INC      COM    055639108        15951       4,863,209   SHARED-DEFINED  1,2       4,863,209     0
BPZ RESOURCES INC      COM    055639108         5999       1,828,824   SHARED-DEFINED  1,3       1,828,824     0
BPZ RESOURCES INC      COM    055639108         1820         555,000   SHARED-DEFINED              555,000     0
CARRIZO OIL & GAS INC  COM    144577103        22946         549,595   SHARED-DEFINED  1,2         549,595     0
CARRIZO OIL & GAS INC  COM    144577103         9210         220,590   SHARED-DEFINED  1,3         220,590     0
CARRIZO OIL & GAS INC  COM    144577103         3053          73,134   SHARED-DEFINED               73,134     0
RANGE RES CORP         COM    75281A109         8319         149,894   SHARED-DEFINED  1,2         149,894     0
RANGE RES CORP         COM    75281A109         3525          63,506   SHARED-DEFINED  1,3          63,506     0
VENOCO INC             COM    92275P307        12255         961,904   SHARED-DEFINED  1,2         961,904     0
VENOCO INC             COM    92275P307         5664         444,574   SHARED-DEFINED  1,3         444,574     0
VENOCO INC             COM    92275P307         1662         130,443   SHARED-DEFINED              130,443     0


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